Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Other Disclosures [Abstract]
Summary of Share Activity

The following table summarizes the Company’s share activity:

Ordinary
shares
December 31, 2017	19,928,184
Issuance of bonus shares as part of license agreement (note 3.1)	11,380
December 31, 2018	19,939,564

Issuance of bonus shares as part of license agreement (note 3.1)	26,060
Issuance of Matching Shares (Note 2.6)	19,175
December 31, 2019	19,984,799

Issuance of bonus shares as part of license agreement (note 3.1)	20,650
Issuance of Matching Shares (Note 2.6)	31,250
Issuance of shares due to exercise of restricted share-units	11,921
Issuance of shares related to directed issue and private placement, February 2020	7,032,937
Issuance of shares related to US listing, September 2020	7,616,146
December 31, 2020	34,697,703

Schedule of Net Loss Attributable to Shareholders and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations

The following reflects the net loss attributable to shareholders and share data used in the basic and diluted earnings/(loss) per share computations for the years ended December 31:

	2020	2019	2018
Net loss for the year (DKK 000)	(633,246)	(337,497)	(229,600)
Weighted-average shares outstanding	28,366,469	20,024,692	20,008,827
Loss per share	(22.32)	(16.85)	(11.47)

Summary of Impact of Currency Fluctuations on Groups Net Loss

The impact of currency fluctuations on the Group’s net loss is shown in the table below:

		Effect	Effect	Effect
	Currency	2020	2019	2018
Currency	fluctuation	TDKK	TDKK	TDKK
EUR	+/- 2%	538	503	713
USD	+/-10%	22,178	21	1,278
CHF	+/-10%	611	-	-
GBP	+/-10%	199	461	218

Summary of Executive Management Remuneration

The following table presents remuneration to the Executive Management for the years ended December 31, 2020, 2019 and 2018.

REMUNERATION TO INDIVIDUAL
MEMBERS OF EXECUTIVE MANAGEMENT (DKK 000)	2020	2019	2018
Anders Hinsby (former CEO)
Salary	—	2,424	1,917
Bonus	—	1,038	723
Share-based compensation	—	294	676
Other employee benefits	—	270	215
Total	—	4,026	3,531
Kim Stratton (CEO through December 31, 2020)
Salary (1)	11,001	962	—
Bonus	3,500	1,025	—
Share-based compensation	7,359	—	—
Other employee benefits	2,542	215	—
Total	24,402	2,202	—
Anders Vadsholt (CFO)
Salary	2,324	1,803	1,411
Bonus	2,491	1,250	450
Share-based compensation	2,805	406	463
Other employee benefits (2)	983	260	161
Total	8,603	3,719	2,485
Total remuneration to the Executive Management	33,005	9,947	6,016

(1)	includes two times annual base salary as per separation agreement
(2)	includes holiday allowance in the amount of DKK 0.7 million that is accounted for as a benefit to Mr. Vadsholt but will not be paid out to him.

Remuneration to Individual Members of Board of Directors	The following table lists Board of Directors remuneration for the years ended December 31:

REMUNERATION TO INDIVIDUAL MEMBERS
OF THE BOARD OF DIRECTORS (DKK 000)
	2020	2019	2018
Georges Gemayel (Chairman of the Board)
Board and committee fees	565	470	468
Ad hoc board fees	186	—	—
Travel allowance	27	64	47
Share-based compensation	161	28	—
Total	939	562	515
Bo Jesper Hansen (Deputy Chairman of the Board)
Board and committee fees	421	395	394
Ad hoc board fees	112	—	—
Travel allowance	34	46	33
Share-based compensation	102	21	—
Total	669	462	427
Martin Bonde
Board and committee fees	276	259	258
Travel allowance	—	—	—
Share-based compensation	73	16	—
Total	349	275	258
Martijn Kleijwegt
Board and committee fees	304	285	284
Travel allowance	35	46	33
Share-based compensation	73	16	—
Total	412	347	317
Rémi Droller
Board and committee fees	288	270	269
Travel allowance	25	46	33
Share-based compensation	73	16	—
Total	386	332	302
Sten Verland
Board and committee fees	327	309	307
Travel allowance	1	—	—
Share-based compensation	73	16	—
Total	401	325	307
Anders Hedegaard
Board and committee fees	288	270	269
Travel allowance	13	46	—
Share-based compensation	73	16	—
Total	374	332	269
Catherine Moukheibir
Board and committee fees	355	336	335
Ad hoc boord fees	112	—	—
Travel allowance	23	46	33
Share-based compensation	73	16	—
Total	563	398	368
Carrolee Barlow
Board and committee fees	77	—	—
Travel allowance	—	—	—
Share-based compensation	145	—	—
Total	222	—	—
Total remuneration to the Board of Directors	4,315	3,033	2,763

Schedule of Shareholdings by Executive Management and members of Board of Directors

Executive Management and members of the Board of Directors had the following shareholding in Orphazyme A/S for the years ended December 31:

	Number of	Number of	Number of
	shares owned	shares owned	shares owned
	2020	2019	2018
Kim Stratton	50,600	—	—
Anders Vadsholt	143,156	132,595	127,806
Anders Hinsby (Former CEO)	—	209,596	204,596

	December 31, 2020			December 31, 2019		December 31, 2018
		Number of	Number of		Number of
MEMBERS OF THE	Number of	Unvested	Unexercised	Number of	Unvested	Number of
BOARD OF DIRECTORS:	shares owned	RSUs 2020	RSUs 2019	shares owned	RSUs 2019	shares owned
Georges Gemayel	100,809	4,351	—	97,358	3,451	87,758
Bo Jesper Hansen	143,234	2,689	—	100,545	2,689	79,945
Martijn Kleijwegt	—	1,927	1,927	—	1,927	—
Martin Bonde	47,936	1,927	—	46,009	1,927	46,009
Rémi Droller	—	1,927	1,927	—	1,927	—
Sten Verland	—	1,927	—	—	1,927	—
Anders Hedegaard	15,677	1,927	—	13,750	1,927	6,250
Catherine Moukheibir	7.980	1,927	1,927	7,980	1,927	7,980
Carrolee Barlow	—	4,391	—	—	—	—

Schedule of Fees to Auditors

The following table presents the fees to our independent registered public accounting firm, EY Godkendt Revisionspartnerselskab (formerly Ernst & Young P/S) (“EY”), recognized in general and administrative expenses in the Statement of Profit or Loss for the years ended December 31.  This note was prepared in accordance with the requirements of the Danish Financial Statements Act:

DKK 000	2020	2019	2018
Audit services	2,416	2,244	320
Audit-related services	803	882	156
Other assistance	3,795	—	50
Total fees to auditors	7,014	3,126	526